Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended						9 Months Ended	12 Months Ended
	Sep. 08, 2011	May 17, 2011	Mar. 07, 2011	Jan. 22, 2010	Jan. 31, 2010	Nov. 04, 2009	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 02, 2011	Nov. 09, 2009
Stockholders Equity [Line Items]
Board of Directors authorized stock repurchase program						$ 500,000,000
Number of shares that have been repurchased and retired during the period	671,647	5,061,558	4,433,671	580,784	5,455,591		5,733,205		5,733,205	1,178,089	4,874,807
Average price per share					$ 45.82
Value of shares that have been repurchased and retired during the period								50,032,000	209,400,000	40,634,000	250,000,000
Stock repurchase program terminated						50,000,000
Accelerated stock buyback												209,400,000	250,000,000
Reduction in common stock and additional paid-in capital									209,400,000	250,000,000
Stock Repurchase Plan
Stockholders Equity [Line Items]
Board of Directors authorized stock repurchase program								250,000,000
Stock repurchase remaining authorized amount								200,000,000
Number of shares that have been repurchased and retired during the period								1,681,029
Average price per share								$ 29.76
Value of shares that have been repurchased and retired during the period								$ 50,000,000
Stock repurchase program, period								2 years